ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	December 31,	December 31,	December 31,
	2021	2020	2019
Current accounts payable and accrued liabilities
Trade payables	$1,434,357	$3,705,626	$3,993,203
Accrued liabilities	2,113,594	1,421,433	2,163,886
Accrued vacation	293,553	335,681	211,168
Accrued severance provision	—	—	13,887
Other accounts payable	278,041	535,124	320,306
Share appreciation rights liability	509,618	59,036	—
Collaboration, license, and settlement agreements provision	—	1,186,600	1,092,006
Total current accounts payable and accrued liabilities	$4,629,163	$7,243,500	$7,794,456

Non-current accrued liabilities
Non-current collaboration, license and settlement agreements provision	—	—	1,186,601
	$—	$—	$1,186,601

Total accounts payable and accrued liabilities	$4,629,163	$7,243,500	$8,981,057